CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 73,622	$ 101,209	$ 146,406
Fair value adjustments to hedging financial instruments	(3,433)	9,974	9,702
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	(3,127)	1,555	0
Fair value adjustments to investment securities classified as available-for-sale	2,244	(23,528)	(93,406)
Unrealized loss from investment securities classified as available-for-sale securities reclassified to Consolidated Statement of Operations	0	2,106	0
Fair value adjustments to hedging financial instruments in associated companies	(206)	1,182	1,150
Other items of comprehensive (loss)/income	(74)	60	(38)
Other comprehensive (loss)/income, net of tax	(4,596)	(8,651)	(82,592)
Comprehensive income	$ 69,026	$ 92,558	$ 63,814